File No. 333-35211

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 4

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 217
          BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES 1
                  ENERGY GROWTH TRUST SERIES 3
                 INTERNET GROWTH TRUST SERIES 3
            INVESTMENT SERVICES GROWTH TRUST SERIES 2
                  RETAIL GROWTH TRUST SERIES 2
                  SMALL-CAP GROWTH TRUST SERIES
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 2000
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES
                                353,035 UNITS


PROSPECTUS
Part One
Dated November 28, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Blue Chip International Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by foreign companies. At October 16, 2000, each Unit represented a 1/353,035 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At October 16, 2000, the Public Offering Price per Unit was $15.082 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        353,035
Fractional Undivided Interest in the Trust per Unit                  1/353,035
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $5,098,520
  Aggregate Value of Securities per Unit                               $14.442
  Income and Principal cash in the Portfolio                           $40,846
  Income and Principal cash per Unit                                     $.116
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.524
  Public Offering Price per Unit                                       $15.082
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.524 less than the Public Offering Price
  per Unit)                                                            $14.558

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $3,084 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217
Blue Chip International Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Blue Chip International Growth Trust Series as of July 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Blue Chip International Growth Trust Series at July 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 9, 2000

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 2000


                                    ASSETS

Securities, at market value (cost, $3,544,513)
  (Note 1)                                                        $6,079,488
Dividends receivable                                                   6,688
Unamortized deferred organization and offering costs                   6,800
Cash                                                                   1,894
                                                                  __________
                                                                   6,094,870

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      652
                                                                   _________

Net assets, applicable to 369,261 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $3,544,513
  Net unrealized appreciation (Note 2)                2,534,975
  Distributable funds                                   254,388
  Less deferred sales charges paid (Note 3)           (239,658)
                                                     __________

                                                                  $6,094,218
                                                                  ==========

Net asset value per unit                                             $16.504
                                                                  ==========



               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                July 31, 2000


   Number of                                                          Market
     shares         Name of Issuer of Equity Securities               value

      3,200         BASF AG (ADR)                                     $130,800
      2,914         Bayer AG (ADR)                                     121,776
      2,638 (1)     BP Amoco Plc                                       138,002
      5,107         The Broken Hill Proprietary Company (ADR)          107,569
      5,690         Cadbury Schweppes Plc (ADR)                        146,165
      2,498         Diageo Plc (ADR)                                    86,963
      1,542         Daimler Chrysler AG (ADR)                           81,245
      1,853         ENI SpA (ADR)                                      104,231
     19,792 (2)     LM Ericsson (ADR)                                  388,418
      2,276         HSBC Holdings Plc (ADR)                            157,756
      1,282         Hitachi Ltd. (ADR)                                 153,680
      1,650         Honda Motor Co., Ltd. (ADR)                        121,069
      2,516         ING Groep NV (ADR)                                 169,201
     14,346 (3)     LVMH Moet Hennessy Louis Vuitton (ADR)             251,055
      1,902         NEC Corporation (ADR)                              251,064
      1,640         Nestle SA (ADR)                                    170,822
     19,414 (2)     Oy Nokia AB (ADR)                                  860,293
      3,075 (1)     Novartis AG (ADR)                                  118,581
      5,722 (2)     Philips Electronics N.V.                           257,135
      1,320         Roche Holding AG (ADR)                             124,001
      2,090         Royal Dutch Petroleum Company N.V.                 121,743
      4,851         SAP AG (ADR)                                       270,443
      8,064 (4)     ST Microelectronics NV (ADR)                       459,148
      1,699         Siemens AG (ADR)                                   262,428
      2,386         SmithKline Beecham (ADR)                           152,704
      2,488 (1)     Sony Corporation (ADR)                             233,718
      4,235 (5)     Telefonica de Espana SA (ADR)                      268,131
      2,167         Total Fina SA (formerly Total SA) (ADR)            159,411
      2,109         Unilever N.V.                                       93,323
      3,195         YPF Sociedad Anonima (ADR)                         118,613
                                                                    __________

                    Total investments                               $6,079,488
                                                                    ==========



                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                July 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a four for one stock split.

(3)   The number of shares reflects the effect of a five for one stock split.

(4)   The number of shares reflects the effect of a three for one stock split.

(5)   The number of shares reflects the effect of a 2% stock dividend.


               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                        Year ended July 31,         July 31,
                                       2000            1999           1998

Dividends                              $71,571        115,316        109,401

Expenses:
  Trustee's fees and related expenses   (7,989)       (11,949)        (5,302)
  Evaluator's fees                      (1,123)        (2,051)        (1,181)
  Supervisory fees                      (1,454)        (2,434)        (1,456)
  Administrative fees                     (434)          (695)          (416)
  Amortization of organization and
    offering costs                      (3,084)        (3,084)        (2,450)
                                    ________________________________________
  Total expenses                       (14,084)       (20,213)       (10,805)
                                    ________________________________________
    Investment income - net             57,487         95,103         98,596

Net gain (loss) on investments:
  Net realized gain (loss)             565,856        326,470        (7,276)
  Change in net unrealized
    appreciation or depreciation     1,329,706        255,014        950,255
                                    ________________________________________
                                     1,895,562        581,484        942,979
                                    ________________________________________
Net increase in net assets
  resulting from operations         $1,953,049        676,587      1,041,575
                                    ========================================


               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                            Year ended July 31,     July 31,
                                              2000        1999        1998

Net increase in net assets resulting
    from operations:
  Investment income - net                      $57,487      95,103    98,596
  Net realized gain (loss) on
    investments                                565,856     326,470    (7,276)
  Change in net unrealized appreciation
    or depreciation on investments           1,329,706     255,014   950,255
                                            ________________________________
                                             1,953,049     676,587 1,041,575

Units issued (65,363 and 676,529 units in
  1999 and 1998, respectively, net of
  deferred sales charges of $9,151 and
  $225,257 in 1999 and 1998, respectively)           -     683,113 6,523,195
Units redeemed (91,542 and 296,089 units
  in 2000 and 1999, respectively)           (1,449,887) (3,271,259)        -

Distributions to unit holders:
  Investment income - net                      (68,414)    (67,407)  (69,587)
  Principal from investment transactions             -           -         -
                                            ________________________________
                                               (68,414)    (67,407)  (69,587)
                                            ________________________________
Total increase (decrease) in net assets        434,748  (1,978,966)7,495,183

Net assets:
  At the beginning of the period
  (representing 460,803, 691,529 and
  15,000 units outstanding at July 31,
  1999 and 1998 and October 15, 1997,
  respectively)                              5,659,470   7,638,436   143,253
                                            ________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $254,388, $262,491
    and $134,868 at July 31, 2000, 1999
    and 1998, respectively)                 $6,094,218   5,659,470 7,638,436
                                            ================================

Trust units outstanding at the end of
  the period                                   369,261     460,803   691,529



               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $15,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 2000 follows:

               Unrealized appreciation                         $2,664,020
               Unrealized depreciation                           (129,045)
                                                               __________

                                                               $2,534,975
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                               Period from
                                                               the Initial
                                                                 Date of
                                                                Deposit,
                                                               October 15,
                                                                 1997, to
                                          Year ended July 31,    July 31,
                                           2000        1999        1998

Dividend income                             $.172        .185        .218
Expenses                                    (.034)      (.032)      (.021)
                                           ______________________________
    Investment income - net                  .138        .153        .197

Distributions to unit holders:
  Investment income - net                   (.169)      (.122)      (.116)
  Principal from investment transactions        -           -          -

Net gain (loss) on investments              4.253       1.205       1.415
                                           ______________________________
    Total increase (decrease) in net
      assets                                4.222       1.236       1.496

Net assets:
  Beginning of the period                  12.282      11.046       9.550
                                           ______________________________

  End of the period                       $16.504      12.282      11.046
                                          ===============================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (415,523, 623,377 and 500,970 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.089 per unit to 429,132 units on December 31, 1999, approximately $.080 per unit to 380,505 units on June 30, 2000, approximately $.037 per unit to 695,396 units on December 31, 1998, approximately $.085 per unit to 486,645 units on June 30, 1999, approximately $.004 per unit to 409,187 units on December 31, 1997 and approximately $.112 per unit to 609,144 units on June 30, 1998. The Net gain
(loss) on investments per unit during the year ended July 31, 1999 and the period ended July 31, 1998 includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3
                               13,926,165 UNITS


PROSPECTUS
Part One
Dated November 28, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Energy Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by energy companies. At October 16, 2000, each Unit represented a 1/13,926,165 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At October 16, 2000, the Public Offering Price per Unit was $8.608 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                     13,926,165
Fractional Undivided Interest in the Trust per Unit               1/13,926,165
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $115,687,156
  Aggregate Value of Securities per Unit                                $8.307
  Income and Principal cash (overdraft) in the Portfolio              $(23,289)
  Income and Principal cash (overdraft) per Unit                        $(.002)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.303
  Public Offering Price per Unit                                        $8.608
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.303 less than the Public Offering Price
  per Unit)                                                             $8.305

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                         $16,684 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Energy Growth Trust, Series 3


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Energy Growth Trust, Series 3 as of July 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Energy Growth Trust, Series 3 at July 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 9, 2000

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 2000

                                    ASSETS

Securities, at market value (cost, $122,522,508)
  (Note 1)                                                      $121,690,874
Cash                                                                  18,633
Dividends receivable                                                  11,688
Unamortized deferred organization and offering costs                  36,794
Receivable from investment transactions                              263,896
                                                                ____________
                                                                 122,021,885

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   33,040
Unit redemptions payable                                             393,239
                                                                 ___________
                                                                     426,279
                                                                 ___________


Net assets, applicable to 15,976,178 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                    $122,522,508
  Net unrealized depreciation (Note 2)                (831,634)
  Distributable funds                                12,678,139
  Less deferred sales charges paid (Note 3)         (12,773,407)
                                                   ____________

                                                                $121,595,606
                                                                ============

Net asset value per unit                                              $7.611
                                                                ============


               See accompanying notes to financial statements.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                     PORTFOLIO - See notes to portfolio.

                                July 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Oil and Gas - Drilling
     93,501         Diamond Offshore Drilling                       $3,512,178
    141,019         Ensco International Inc.                         4,759,391
    167,331         Global Marine, Inc.                              4,737,643
    136,281         Nabors Industries Inc.                           5,672,697
    167,876         Noble Drilling Corporation                       7,313,182
    152,171         R&B Falcon Corporation                           3,033,986
    148,417         Rowan Companies, Inc.                            3,747,529
    117,951         Transocean Sedco Forex, Inc, (formerly
                      Transocean Offshore, Inc.)                     5,838,574

                    Oil and Gas - Exploration and Production
    132,782         Noble Affiliates, Inc.                           3,983,460
    125,626         Nuevo Energy Company                             1,915,796

                    Oil - Field Services
    143,213         BJ Services Co.                                  8,360,059
    105,441 (1)     Grant Prideco, Inc.                              2,122,000
    286,006         Global Industries, Ltd.                          3,575,076
     67,896         Schlumberger Industries, Inc.                    5,020,094
     90,378         Tidewater Inc.                                   2,903,393
    189,252         Varco International, Inc. (formerly
                      Tuboscope, Inc.)                               3,264,597
    133,757         Veritas DGC Inc.                                 2,875,775
    106,072 (1)     Weatherford International, Inc.                  4,249,563

                    Oil - Integrated
    131,139 (2)     BP Amoco Plc (ADR)                               6,860,275
    102,028 (3)     Exxon Mobil Corporation                          8,162,240
    101,245         Royal Dutch Petroleum Company N.V.               5,897,521
    104,823         Total SA, (ADR)                                  7,711,094
    158,902         USX-Marathon Corporation                         3,863,384
    155,235         YPF Sociedad Anonima (ADR)                       5,763,099

                    Oil - Refining and Marketing
    279,111         Giant Industries, Inc.                           1,953,777
    173,377         Tosco Corporation                                4,594,491
                                                                  ____________

                    Total investments                             $121,690,874
                                                                  ============


                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                              NOTES TO PORTFOLIO

                                July 31, 2000


(1) In April 2000, Weatherford International, Inc. (Weatherford), one of the Trust's original holdings, spun off Grant Prideco, Inc. (Grant). Each shareholder of Weatherford received one share of Grant for each share of Weatherford held.

(2)   The number of shares reflects the effect of a two for one stock split.

(3) In November 1999, Mobil Corporation (Mobil), one of the Trust's original holdings, was acquired by Exxon Corporation (Exxon). Each shareholder of Mobil received 1.3201 shares of Exxon for each share of Mobil held. Concurrently, the name of the firm was changed to Exxon Mobil Corporation.


               See accompanying notes to financial statements.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                           Year ended July 31,      July 31,
                                             2000       1999          1998

Dividends                                 $1,644,561   2,380,729   1,429,403

Expenses:
  Trustee's fees and related expenses       (346,899)   (403,213)   (187,364)
  Evaluator's fees                           (70,827)   (118,744)    (38,197)
  Supervisory fees                           (99,304)   (136,507)    (52,098)
  Administrative fees                        (25,154)    (39,002)    (14,885)
  Amortization of organization
    and offering costs                       (16,684)    (16,684)    (13,256)
                                         ___________________________________
  Total expenses                            (558,868)   (714,150)   (305,800)
                                         ___________________________________
    Investment income - net                1,085,693   1,666,579   1,123,603

Net gain (loss) on investments:
  Net realized gain (loss)               (13,308,929)(20,811,353) (1,301,061)
  Change in net unrealized
    appreciation or depreciation          44,281,403  30,325,407 (75,438,444)
                                         ___________________________________
                                          30,972,474   9,514,054 (76,739,505)
                                         ___________________________________
Net increase (decrease) in net
  assets resulting from operations       $32,058,167  11,180,633 (75,615,902)
                                         ===================================


               See accompanying notes to financial statements.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                           Year ended July 31,      July 31,
                                           2000        1999           1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                 $1,085,693   1,666,579    1,123,603
  Net realized gain (loss) on
    investments                          (13,308,929)(20,811,353)  (1,301,061)
  Change in net unrealized appreciation
    or depreciation on investments        44,281,403  30,325,407  (75,438,444)
                                        _____________________________________
                                          32,058,167  11,180,633  (75,615,902)

Units issued (40,353,995 units in 1998,
  net of deferred sales charges of
  $12,768,109)                                     -           -  314,482,793
Units redeemed (17,360,272 and 7,032,683
  units in 2000 and 1999, respectively) (119,890,315)(37,196,856)           -

Distributions to unit holders:
  Investment income - net                 (1,253,509) (1,566,240)    (747,732)
  Principal from investment transactions           -           -            -
                                        _____________________________________
                                          (1,253,509) (1,566,240)    (747,732)
                                        _____________________________________
Total increase (decrease) in net assets  (89,085,657)(27,582,463) 238,119,159

Net assets:
  At the beginning of the period
    (representing 33,336,450,
    40,369,133 and 15,138 units
    outstanding at July 31, 1999
    and 1998 and October 15,
    1997, respectively)                  210,681,263  238,263,726     144,567
                                        _____________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $12,678,139,
    $12,870,538 and $7,000,026 at
    July 31, 2000, 1999 and 1998,
    respectively)                       $121,595,606 210,681,263  238,263,726
                                        =====================================

Trust units outstanding at the end of
  the period                              15,976,178  33,336,450   40,369,133


               See accompanying notes to financial statements.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $83,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at July 31, 2000 follows:

               Unrealized depreciation                       $(19,264,051)
               Unrealized appreciation                         18,432,417
                                                             ____________

                                                                $(831,634)
                                                             ============

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                               Period from
                                                               the Initial
                                                                 Date of
                                                                Deposit,
                                                               October 15,
                                                                 1997, to
                                          Year ended July 31,    July 31,
                                            2000       1999        1998

Dividend income                             $.067        .063        .085
Expenses                                    (.023)      (.019)      (.018)
                                            _____________________________
    Investment income - net                  .044        .044        .067

Distributions to unit holders:
  Investment income - net                   (.053)      (.042)      (.029)
  Principal from investment transactions        -           -          -

Net gain (loss) on investments              1.300        .416      (3.686)
                                            _____________________________
    Total increase (decrease) in net
      assets                                1.291        .418      (3.648)

Net assets:
  Beginning of the period                   6.320       5.902       9.550
                                            _____________________________

  End of the period                         7.611       6.320       5.902
                                            =============================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (24,613,300, 37,938,426 and 16,770,559 units in 2000, 1999 and
1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.033 per unit to 27,208,123 units on December 31, 1999, approximately $.020 per unit to 17,532,288 units on June 30, 2000, approximately $.020 per unit to 39,478,616 units on December 31, 1998, approximately $.022 per unit to 35,099,819 units on June 30, 1999, approximately $.006 per unit to 4,588,022 units on December 31, 1997 and approximately $.023 per unit to 30,895,328 units on June 30, 1998. The Net gain (loss) on investments per unit during the period ended July 31, 1998 includes the effects of changes arising from issuance of 40,353,995 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,138 units ($9.550 per unit) on October 15, 1997.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3
                               15,803,303 UNITS


PROSPECTUS
Part One
Dated November 28, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Internet Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, in the opinion of the Sponsor as of the Initial Date of Deposit, may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet. At October 16, 2000, each Unit represented a 1/15,803,303 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At October 16, 2000, the Public Offering Price per Unit was $24.663 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                     15,803,303
Fractional Undivided Interest in the Trust per Unit               1/15,803,303
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $378,312,145
  Aggregate Value of Securities per Unit                               $23.939
  Income and Principal cash (overdraft) in the Portfolio           $(2,277,016)
  Income and Principal cash (overdraft) per Unit                        $(.144)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.868
  Public Offering Price per Unit                                       $24.663
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.868 less than the Public Offering Price
  per Unit)                                                            $23.795

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                         $45,778 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Internet Growth Trust, Series 3


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Internet Growth Trust, Series 3 as of July 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Internet Growth Trust, Series 3 at July 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                       ERNST & YOUNG LLP
Chicago, Illinois
November 9, 2000

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 2000


                                    ASSETS

Securities, at market value (cost, $147,418,594)
  (Note 1)                                                      $461,079,037
Dividends receivable                                                  12,217
Receivable from investment transactions                              847,386
Unamortized deferred organization and offering costs                 100,960
                                                                ____________
                                                                 462,039,600

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   29,394
Cash overdraft                                                     1,661,986
Unit redemptions payable                                           1,044,075
                                                                 ___________
                                                                   2,735,455
                                                                 ___________

Net assets, applicable to 16,652,865 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                    $147,418,594
  Net unrealized appreciation (Note 2)              313,660,443
  Distributable funds                                 9,733,800
  Less deferred sales charges paid (Note 3)         (11,508,692)
                                                   ____________

                                                                $459,304,145
                                                                ============

Net asset value per unit                                             $27.581
                                                                ============


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                     PORTFOLIO - See notes to portfolio.

                                July 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Access/Information Providers
  1,549,944 (1)     America Online, Inc.                           $82,632,164
    162,845         First Data Corporation                           7,501,129
    257,502 (2)     WorldCom, Inc. (Class A)
                      (formerly MCI World.Com, Inc. (Class A))      10,058,801

                    Communications Equipment
    908,242 (3)     ADC Telecommunications, Inc.                    38,089,853
    610,830         Lucent Technologies, Inc.                       26,723,813
    216,727         Tellabs, Inc.                                   14,087,255

                    Computer Networking
    117,961 (4)     3Com Corporation                                 1,599,906
     80,481 (5)     Alcatel Alsthom Corporation                      5,885,173
    713,529 (1)     Cisco Systems, Inc.                             46,691,911
    386,754 (6)     Nortel Networks, Inc.                           28,764,829
    174,960 (4)     Palm, Inc.                                       6,823,440

                    Computers
     36,353 (7)     Agilent Technologies, Inc.                       1,481,385
    170,555         Compaq Computer Corporation                      4,786,285
    522,671         Dell Computer Corporation                       22,965,118
     94,742 (7)     Hewlett-Packard Company                         10,344,689
    556,502 (1)     Sun Microsystems, Inc.                          58,676,458

                    Semiconductors
    282,760 (1)     Intel Corporation                               18,874,230
    191,225 (8)     Solectron Corporation                            7,708,853

                    Software
    193,486         BMC Software, Inc.                               3,652,048
    125,489         Computer Associates International, Inc.          3,113,759
    188,924         Microsoft Corporation                           13,189,351
    157,333         Network Associates, Inc.                         3,018,906
    530,357 (1)     Oracle Corporation                              39,876,482
    207,821         PeopleSoft, Inc.                                 4,533,199
                                                                  ____________

                    Total investments                             $461,079,037
                                                                  ============



                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                              NOTES TO PORTFOLIO

                                July 31, 1999


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a three for two stock split.

(3) In June 2000, PairGain Technologies, Inc. (PairGain), one of the Trust's original holdings, was acquired by ADC Telecommunications, Inc.(ADC) which was also one of the Trust's original holdings. Each shareholder of PairGain received .43 shares of ADC for each share of PairGain held. Additionally, ADC effected a two for one stock split prior to and subsequent to the acquisition.

(4) In July 2000, 3Com Corporation (3Com), one of the Trust's original holdings, spun off Palm, Inc. (Palm). Each shareholder of 3Com received
      1.4832 shares of Palm for each share of 3Com held.

(5) In May 2000, Newbridge Networks Corporation (Newbridge), one of the Trust's original holdings, was acquired by Alcatel Alsthom Corporation
      (Alcatel).   Each shareholder of Newbridge received .81 shares of
      Alcatel for each share of Newbridge held.

(6) The number of shares reflects the effect of two two for one stock splits.

(7) In May 2000, Hewlett-Packard Company (HP), one of the Trust's original holdings, spun off Agilent Technologies, Inc. (Agilent). Each shareholder of HP received .3814 shares of Agilent for each share of HP held.

(8) In November 1999, Smart Modular Technologies, Inc. (Smart Modular), one of the Trusts original holdings, was acquired by Solectron Corporation (Solectron). Each shareholder of Smart Modular received .51 shares of Solectron for each share of Smart Modular held. Additionally, Solectron effected a two for one stock split subsequent to the acquisition.


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                        Year ended July 31,         July 31,
                                       2000            1999           1998

Dividends                             $210,393        130,220        186,616

Expenses:
  Trustee's fees and related expenses(200,899)      (284,848)      (236,607)
  Evaluator's fees                    (55,556)       (81,637)       (69,380)
  Supervisory fees                    (70,505)       (99,262)       (84,516)
  Administrative fees                 (17,990)       (28,361)       (24,148)
  Amortization of organization
    and offering costs                (45,778)       (45,778)       (36,372)
                                  __________________________________________
  Total expenses                     (390,728)      (539,886)      (451,023)
                                  __________________________________________
    Investment income (loss) - net   (180,335)      (409,666)      (264,407)

Net gain (loss) on investments:
  Net realized gain (loss)          60,913,940     53,785,164      8,161,570
  Change in net unrealized
    appreciation or depreciation   113,349,487    138,515,715     61,795,241
                                  __________________________________________
                                   174,263,427    192,300,879     69,956,811
                                  __________________________________________
Net increase in net assets
  resulting from operations       $174,083,092    191,891,213     69,692,404
                                  ==========================================


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                 the Initial
                                                                   Date of
                                                                   Deposit,
                                                                 October 15,
                                                                   1997, to
                                          Year ended July 31,      July 31,
                                            2000        1999         1998

Net increase in net assets resulting
    from operations:
  Investment income (loss) - net           $(180,335)    (409,666)   (264,407)
  Net realized gain (loss) on investments 60,913,940   53,785,164   8,161,570
  Change in net unrealized appreciation
    or depreciation on investments       113,349,487  138,515,715  61,795,241
                                        _____________________________________
                                         174,083,092  191,891,213  69,692,404

Units issued (32,866,900 units in 1998,
  net of deferred sales charges of
  $11,503,415)                                     -            - 290,328,459
Units redeemed (3,759,859, 8,752,739 and
  3,716,513 units in 2000, 1999 and 1998,
  respectively)                          (94,769,948)(132,530,344)(39,534,704)

Distributions to unit holders:
  Investment income - net                          -            -           -
  Principal from investment transactions           -            -           -
                                        _____________________________________
                                                   -            -           -
                                        _____________________________________
Total increase (decrease) in net assets   79,313,144   59,360,869 320,486,159

Net assets:
  At the beginning of the period
    (20,412,724, 29,165,463 and 15,076
    units outstanding at July 31, 1999
    and 1998 and October 15, 1997,
    respectively)                        379,991,001  320,630,132     143,973
                                        _____________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $9,733,800,
    $10,601,356 and $7,343,563 at
    July 31, 2000, 1999 and 1998,
    respectively)                       $459,304,145  379,991,001 320,630,132
                                        =====================================

Trust units outstanding at the end of
  the period                              16,652,865   20,412,724  29,165,463


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $228,888, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 2000 follows:

               Unrealized appreciation                       $328,315,732
               Unrealized depreciation                        (14,655,289)
                                                             ____________

                                                             $313,660,443
                                                             ============

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year. The Trust made no distributions to unit holders during the years ended July 31, 2000 and 1999 and the period ended July 31, 1998.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                               Year ended July 31,  July 31,
                                                  2000     1999       1998

Dividend income                                    $.011     .005     .006
Expenses                                           (.021)   (.022)   (.015)
                                                 _________________________
    Investment income (loss) - net                 (.010)   (.017)   (.009)

Distributions to unit holders:
  Investment income - net                              -        -        -
  Principal from investment transactions               -        -        -

Net gain (loss) on investments                     8.976    7.639    1.452
                                                 _________________________
    Total increase (decrease) in net assets        8.966    7.622    1.443

Net assets:
  Beginning of the period                         18.615   10.993    9.550
                                                 _________________________

  End of the period                              $27.581   18.615   10.993
                                                 =========================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (18,518,590, 24,633,553 and 28,969,961 units in 2000, 1999 and 1998, respectively). The Net gain (loss) on investments per unit during the period ended July 31, 1998 includes the effects of changes arising from issuance of 32,866,900 additional units during the period at net asset values which differed from the net asset value per unit at the beginning of the period ($9.550 per unit on October 15, 1997).

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.













PAGE>
                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2
                                742,733 UNITS


PROSPECTUS
Part One
Dated November 28, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Investment Services Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by brokerage and investment services companies. At October 16, 2000, each Unit represented a 1/742,733 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At October 16, 2000, the Public Offering Price per Unit was $16.583 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        742,733
Fractional Undivided Interest in the Trust per Unit                  1/742,733
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $11,854,078
  Aggregate Value of Securities per Unit                               $15.960
  Income and Principal cash in the Portfolio                           $32,342
  Income and Principal cash per Unit                                     $.044
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.579
  Public Offering Price per Unit                                       $16.583
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.579 less than the Public Offering Price
  per Unit)                                                            $16.004

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $6,684 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Investment Services Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Investment Services Growth Trust, Series 2 as of July 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Investment Services Growth Trust, Series 2 at July 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 9, 2000

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 2000


                                    ASSETS

Securities, at market value (cost, $7,440,364)
  (Note 1)                                                       $13,226,173
Dividends receivable                                                   1,779
Receivable from investment transactions                               82,878
Unamortized deferred organization and offering costs                  14,739
Cash                                                                   4,872
                                                                 ___________
                                                                  13,330,441

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,474
Unit redemptions payable                                              83,254
                                                                 ___________
                                                                      84,728
                                                                 ___________

Net assets, applicable to 827,489 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $7,440,364
  Net unrealized appreciation (Note 2)                5,785,809
  Distributable funds                                   702,597
  Less deferred sales charges paid (Note 3)            (683,057)
                                                     __________

                                                                 $13,245,713
                                                                 ===========

Net asset value per unit                                             $16.007
                                                                 ===========



               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                July 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

     13,124         Advest Group, Inc.                                $343,691
      8,124 (1)     Bear Stearns Companies, Inc.                       437,680
     10,111         CityGroup, Inc.                                    713,463
      8,982         Donaldson, Lufkin & Jenrette, Inc.                 463,139
     35,364         E Trade Group, Inc.                                530,460
     17,873         Eaton Vance Corporation (Class A)                  926,054
      9,398         A.G. Edwards, Inc.                                 496,919
     12,288 (2)     First Union Corporation                            317,190
      6,861         Franklin Resources, Inc.                           246,138
      5,479         Interra Corporation (formerly Dain
                      Rauscher Corporation)                            371,547
     26,443         Investment Technology Group, Inc.                1,285,791
      8,546         Jeffries Group, Inc.                               228,606
     12,982         Keycorp                                            228,003
     12,418         Legg Mason, Wood, Walker, Inc.                     645,736
      6,092         Lehman Brothers Holdings, Inc.                     684,588
      4,471         Merrill Lynch & Company, Inc.                      577,877
     16,549         Morgan Keegan, Inc.                                328,911
     11,401 (3)     Morgan Stanley, Dean Witter and Co.              1,040,341
     10,065         Paine Webber Group, Inc.                           697,001
      9,539         T. Rowe Price Associates, Inc.                     389,907
     14,005         Raymond James Financial, Inc.                      350,125
     42,293 (4)     Charles Schwab Corporation                       1,527,835
     14,337 (5)     Southwest Securities Group, Inc.                   395,171
                                                                   ___________

                    Total investments                              $13,226,173
                                                                   ===========



                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                July 31, 2000


(1)   The number of shares reflects the effect of a 5% stock dividend.

(2) In October 1999, Everen Capital Corporation (Everen), one of the Trust's original holdings, was acquired by First Union Corporation (First Union). Each shareholder of Everen received .8286 shares of First Union for each share of Everen held.

(3)   The number of shares reflects the effect of a two for one stock split.

(4)   The number of shares reflects the effect of a three for two stock split.

(5)   The number of shares reflects the effect of a 10% stock dividend.


               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                           Year ended July 31,      July 31,
                                             2000        1999         1998


Dividends                                   $125,675     195,447     118,131

Expenses:
  Trustee's fees and related expenses        (13,295)    (26,360)    (15,223)
  Evaluator's fees                            (2,504)     (4,445)     (4,272)
  Supervisory fees                            (4,057)     (5,582)     (5,236)
  Administrative fees                           (928)     (1,595)     (1,496)
  Amortization of organization and
    offering costs                            (6,684)     (6,684)     (5,311)
                                          __________________________________
  Total expenses                             (27,468)    (44,666)    (31,538)
                                          __________________________________
    Investment income - net                   98,207     150,781      86,593

Net gain (loss) on investments:
  Net realized gain (loss)                   975,208   1,192,443     698,097
  Change in net unrealized appreciation
    or depreciation                        1,607,774   1,692,540   2,485,495
                                          __________________________________
                                           2,582,982   2,884,983   3,183,592
                                          __________________________________
Net increase in net assets resulting
  from operations                         $2,681,189   3,035,764   3,270,185
                                          ==================================


               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                           Year ended July 31,      July 31,
                                             2000        1999         1998

Net increase in net assets resulting
    from operations:
  Investment income - net                    $98,207     150,781      86,593
  Net realized gain (loss) on investments    975,208   1,192,443     698,097
  Change in net unrealized appreciation
    or depreciation on investments         1,607,774   1,692,540   2,485,495
                                         ___________________________________
                                           2,681,189   3,035,764   3,270,185

Units issued (1,936,502 units in 1998, net
  of deferred sales charges of $677,776)           -           -  18,009,468

Unit redemptions (205,368, 588,613 and
  330,121 units in 2000, 1999 and 1998,
  respectively)                           (2,747,810) (6,716,986) (3,604,214)

Distributions to unit holders:
  Investment income - net                    (92,246)   (144,846)    (55,509)
  Principal from investment transactions    (533,384)           -           -
                                         ___________________________________
                                            (625,630)   (144,846)    (55,509)
                                         ___________________________________
Total increase (decrease) in net assets     (692,251) (3,826,068) 17,619,930

Net assets:
  At the beginning of the period
    (representing 1,032,857, 1,621,470
    and 15,089 units outstanding at
    July 31, 1999 and 1998 and
    October 15, 1997, respectively)       13,937,964  17,764,032     144,102
                                         ___________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $702,597, $701,677
    and $476,666 at July 31, 2000,
    1999 and 1998, respectively)         $13,245,713  13,937,964  17,764,032

                                         ===================================

Trust units outstanding at the end of
  the period                                 827,489   1,032,857   1,621,470



               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $33,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 2000 follows:

               Unrealized appreciation                         $5,987,263
               Unrealized depreciation                           (201,454)
                                                               __________

                                                               $5,785,809
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                            Year ended July 31,     July 31,
                                               2000       1999        1998


Dividend income                                 $.136       .149      .068
Expenses                                        (.030)     (.034)    (.018)
                                              ____________________________
    Investment income - net                      .106       .115      .050

Distributions to unit holders:
  Investment income - net                       (.102)     (.123)    (.032)
  Principal from investment transactions        (.606)         -         -

Net gain (loss) on investments                  3.114      2.547     1.388
                                              ____________________________
    Total increase (decrease) in net assets     2.512      2.539     1.406

Net assets:
  Beginning of the period                      13.495     10.956     9.550
                                              ____________________________

  End of the period                           $16.007     13.495    10.956
                                              ============================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (925,293, 1,309,341 and 1,749,241 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.051 per unit to 958,222 units on December 31, 1999, approximately $.051 per unit to 854,086 units on June 30, 2000, approximately $.031 per unit to 1,417,764 units on December 31, 1998, approximately $.092 per unit to 1,093,117 units on June 30, 1999, approximately $.004 per unit to 1,890,199 units on December 31, 1997 and approximately $.028 per unit to 1,720,381 units on June 30, 1998. Distributions to unit holders of Principal from investment transactions per unit reflect the Trust's actual distributions of approximately $.606 per unit to 880,606 units on March 31, 2000. The Net gain (loss) on investments per unit during the period ended July 31, 1998 includes the effects of changes arising from issuance of 1,936,502 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,026 units ($9.550 per unit) on October 15, 1997.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2
                                162,390 UNITS


PROSPECTUS
Part One
Dated November 28, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Retail Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by retail companies which are incorporated or headquartered primarily in the United States. At October 16, 2000, each Unit represented a 1/162,390 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At October 16, 2000, the Public Offering Price per Unit was $14.698 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        162,390
Fractional Undivided Interest in the Trust per Unit                  1/162,390
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $2,304,865
  Aggregate Value of Securities per Unit                               $14.193
  Income and Principal cash (overdraft) in the Portfolio               $(1,656)
  Income and Principal cash (overdraft) per Unit                        $(.010)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.515
  Public Offering Price per Unit                                       $14.698
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.515 less than the Public Offering Price
  per Unit)                                                            $14.183

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $3,084 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Retail Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Retail Growth Trust, Series 2 as of July 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Retail Growth Trust, Series 2 at July 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 9, 2000

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 2000


                                    ASSETS

Securities, at market value (cost, $2,184,987)
  (Note 1)                                                        $2,869,549
Unamortized deferred organization and offering costs                   6,800
                                                                  __________
                                                                   2,876,349

                          LIABILITIES AND NET ASSETS

Cash overdraft                                                         4,405
Accrued liabilities                                                      288
                                                                  __________
                                                                       4,693
                                                                  __________

Net assets, applicable to 196,885 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $2,184,987
  Net unrealized appreciation (Note 2)                  684,562
  Distributable funds                                   133,390
  Less deferred sales charges paid (Note 3)            (131,283)
                                                     __________

                                                                  $2,871,656
                                                                  ==========

Net asset value per unit                                             $14.585
                                                                  ==========


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                July 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

      2,344         AutoZone, Inc.                                     $53,619
      2,400         Barnes & Noble, Inc.                                48,600
      4,761         Bed Bath & Beyond, Inc.                            175,267
      1,963         Consolidated Stores Corporation                     23,434
      3,757 (1)     Costco Wholesale Corporation (formerly
                      Costco Companies, Inc.)                          122,339
      5,576 (2)     Dollar General Corporation                         102,459
      1,749         Federated Department Stores, Inc.                   42,086
      5,058         Gap, Inc.                                          181,142
      1,701         Gucci Group N.V.                                   162,765
      3,272         Tommy Hilfiger Corporation                          30,675
      4,252 (3)     Home Depot, Inc.                                   220,041
      4,732 (1)     Kohl's Corporation                                 268,541
      4,709         Kroger Co.                                          97,420
      3,567         Lowe's Companies, Inc.                             150,485
      2,611         Nautica Enterprises, Inc.                           28,395
      2,663         Safeway, Inc.                                      120,003
      1,418         Sears, Roebuck and Co.                              42,363
      1,344         St. John Knits, Inc.                                33,600
      6,137         Staples, Inc.                                       84,770
      5,216 (1)     Target Corporation (formerly Dayton
                      Hudson Corporation)                              151,264
      6,880 (1)     Tiffany & Co.                                      235,640
      5,320         The TJX Companies, Inc.                             89,110
      4,261         Wal-Mart Stores, Inc.                              234,091
      5,497         Walgreen Company                                   171,440
                                                                    __________

                    Total investments                               $2,869,549
                                                                    ==========



                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                July 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a five for four stock split.

(3)   The number of shares reflects the effect of a three for two stock split.


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                            Year ended July 31,     July 31,
                                              2000        1999        1998


Dividends                                    $10,656       14,599      6,853

Expenses:
  Trustee's fees and related expenses         (5,181)      (6,149)    (2,912)
  Evaluator's fees                              (698)      (1,115)      (597)
  Supervisory fees                            (1,153)      (1,439)      (763)
  Administrative fees                           (261)        (411)      (218)
  Amortization of organization and
    offering costs                            (3,084)      (3,084)    (2,450)
                                           _________________________________
  Total expenses                             (10,377)     (12,198)    (6,940)
                                           _________________________________
    Investment income (loss) - net               279        2,401        (87)

Net gain (loss) on investments:
  Net realized gain (loss)                   371,016      598,019     (7,016)
  Change in net unrealized appreciation
    or depreciation                         (730,855)      663,601    751,816
                                           _________________________________
                                           (359,839)    1,261,620    744,800
                                           _________________________________
Net increase (decrease) in net assets
  resulting from operations               $(359,560)   $1,264,021    744,713
                                           =================================


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                            Year ended July 31,     July 31,
                                              2000        1999        1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income (loss) - net                $279        2,401        (87)
  Net realized gain (loss) on investments    371,016      598,019     (7,016)
  Change in net unrealized appreciation
    or depreciation on investments          (730,855)     663,601    751,816
                                          __________________________________
                                           (359,560)    1,264,021    744,713

Units issued (34,707 and 381,682 units in
  1999 and 1998, respectively, net of
  deferredsales charges of $4,048 and
  $121,976 in 1999 and 1998, respectively)         -      449,578  4,163,792
Units redeemed (117,668 and 116,862 units
  in 2000 and 1999, respectively)        (1,747,759)   (1,768,459)         -

Distributions to unit holders:
  Investment income - net                          -            -          -
  Principal from investment transactions    (18,171)            -          -
                                          __________________________________
                                            (18,171)            -          -
                                          __________________________________
Total increase (decrease) in net assets  (2,125,490)     (54,860)  4,908,505

Net assets:
  At the beginning of the period
    (representing 314,553, 396,708 and
    15,026 units outstanding at July 31,
    1999 and 1998 and October 15, 1997,
    respectively)                          4,997,146    5,052,006    143,501
                                          __________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $133,390, $151,468
    and $51,577 at July 31, 2000, 1999
    and 1998, respectively)               $2,871,656    4,997,146  5,052,006
                                          ==================================

Trust units outstanding at the end of
  the period                                 196,885      314,553    396,708


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $15,418 been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 2000 follows:

               Unrealized appreciation                         $1,004,862
               Unrealized depreciation                           (320,300)
                                                               __________

                                                                 $684,562
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders (if any) are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year. The Trust made no distributions to unit holders during the year ended July 31, 1999 or the period ended July 31, 1998.

Selected data per unit of the Trust
    outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                               Year ended July 31,  July 31,
                                                 2000       1999      1998


Dividend income                                   $.043      .038       .027
Expenses                                          (.042)    (.032)     (.027)
                                                 ___________________________
    Investment income (loss) - net                 .001      .006         -

Distributions to unit holders:
  Investment income - net                             -         -         -
  Principal from investment transactions          (.069)        -         -

Net gain (loss) on investments                   (1.233)    3.145      3.185
                                                 ___________________________
    Total increase (decrease) in net assets      (1.301)    3.151      3.185

Net assets:
  Beginning of the period                        15.886    12.735      9.550
                                                 ___________________________

  End of the period                             $14.585    15.886     12.735
                                                 ===========================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (249,693, 382,909 and 256,415 units in 2000, 1999 and 1998, respectively). Distributions to unit holders of Principal from investment transactions per unit reflects the Trust's actual distribution of approximately $.069 per unit to 263,734 units on December 31, 1999. The Net gain (loss) on investments per unit during the year ended July 31, 1999, and the period ended July 31, 1998, includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2
                                636,630 UNITS


PROSPECTUS
Part One
Dated November 28, 2000

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Small-Cap Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, at the Initial Date of Deposit, were considered to be small-capitalization ("small-cap") companies. At October 16, 2000, each Unit represented a 1/636,630 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 3.5% of the Public Offering Price (3.627% of the net amount invested) excluding income and principal cash. At October 16, 2000, the Public Offering Price per Unit was $6.503 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 16, 2000
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        636,630
Fractional Undivided Interest in the Trust per Unit                  1/636,630
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $4,011,938
  Aggregate Value of Securities per Unit                                $6.302
  Income and Principal cash (overdraft) in the Portfolio              $(18,009)
  Income and Principal cash (overdraft) per Unit                         (.028)
  Sales Charge 3.627% (3.5% of Public Offering Price,
    excluding income and principal cash)                                 $.229
  Public Offering Price per Unit                                        $6.503
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.229 less than the Public Offering Price
  per Unit)                                                             $6.274

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $4,684 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Small-Cap Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Small-Cap Growth Trust, Series 2 as of July 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Small-Cap Growth Trust, Series 2 at July 31, 2000, and the results of its operations and changes in its net assets for each of the two years in the period then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with accounting principles generally accepted in the United States.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 9, 2000

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 2000


                                    ASSETS

Securities, at market value (cost, $4,546,670)
  (Note 1)                                                        $4,635,969
Unamortized deferred organization and offering costs                  10,328
                                                                  __________
                                                                   4,646,297

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,269
Cash overdraft                                                        10,796
                                                                  __________
                                                                      12,065
                                                                  __________


Net assets, applicable to 684,416 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $4,546,670
  Net unrealized appreciation (Note 2)                   89,299
  Distributable funds                                   687,931
  Less deferred sales charges paid (Note 3)            (689,668)
                                                     __________

                                                                  $4,634,232
                                                                  ==========

Net asset value per unit                                              $6.771
                                                                  ==========



               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                July 31, 2000


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

      7,401         Applebee's International, Inc.                    $164,213
      5,764         Benchmark Electronics, Inc.                        237,044
      5,235         BMC Industries, Inc.                                26,175
      8,873         Champion Enterprises, Inc.                          48,251
      5,856         Coherent, Inc.                                     350,628
      6,831         Dura Automotive Systems, Inc.                       70,448
      5,217         ENCAD, Inc.                                         15,328
      3,833         Fair Isaac & Company, Inc.                         190,933
     13,929         Gentex Corporation                                 316,885
      8,377         Giant Industries, Inc.                              58,639
     13,499 (1)     Jack Henry & Associates                            605,768
      5,460         Innovex, Inc.                                       65,520
      8,978         Investment Technology Group, Inc.                  436,555
      6,852         MICROS Systems, Inc.                               155,883
      7,227         Mueller Industries, Inc.                           210,038
      8,856         NCI Building Systems, Inc.                         167,157
      6,840         Nature's Sunshine Products, Inc.                    54,720
      7,733         Oriental Financial Group                            97,629
      5,900         Pomeroy Computer Resources                         100,300
      8,348         Rent-Way, Inc.                                     258,788
      8,185         Republic Group, Inc.                               105,898
      6,617         SPSS, Inc.                                         197,683
      5,792         Sport-Haley, Inc.                                   21,361
      6,849         Toll Brothers, Inc.                                165,664
      7,225         UniFirst Corporation                                67,734
      8,482         United Stationers, Inc.                            247,038
      9,421         Universal Forest Products                          118,356
     10,246         World Fuel Services Corporation                     81,333
                                                                    __________

                    Total investments                               $4,635,969
                                                                    ==========



                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                July 31, 2000


(1)   The number of shares reflects the effect of a two for one stock split.


               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                            Year ended July 31,     July 31,
                                             2000        1999         1998

Dividends                                   $23,501        94,547     46,650

Expenses:
  Trustee's fees and related expenses       (20,147)      (30,507)   (13,796)
  Evaluator's fees                           (2,548)       (5,469)    (3,673)
  Supervisory fees                           (3,087)       (6,578)    (4,455)
  Administrative fees                          (978)       (1,879)    (1,273)
  Amortization of organization and
    offering costs                           (4,684)       (4,684)    (3,722)
                                          __________________________________
  Total expenses                            (31,444)      (49,117)   (26,919)
                                          __________________________________
    Investment income (loss) - net          (7,943)        45,430     19,731

Net gain (loss) on investments:
  Net realized gain (loss)               (1,689,962)   (1,978,242)    38,871
  Change in net unrealized appreciation
    or depreciation                       1,084,349      (608,831)  (386,219)
                                          __________________________________
                                           (605,613)   (2,587,073)  (347,348)
                                          __________________________________
Net increase (decrease) in net assets
  resulting from operations               $(613,556)   (2,541,643)  (327,617)
                                          ==================================


               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                            Year ended July 31,     July 31,
                                            2000       1999           1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income (loss) - net            $(7,943)    45,430        19,731
  Net realized gain (loss) on investments(1,689,962)(1,978,242)       38,871
  Change in net unrealized appreciation
    or depreciation on investments        1,084,349   (608,831)    (386,219)
                                         ___________________________________
                                          (613,556) (2,541,643)    (327,617)

Units issued (415,965 and 1,815,761 units
  in 1999 and 1998, respectively, net
  of deferred sales charges of $58,235
  and $626,168 in 1999 and 1998,
  respectively)                                   -   3,684,349   16,731,028

Units redeemed (485,994, 1,076,359 and
  1 units in 2000, 1999 and 1998,
  respectively)                          (3,210,106) (8,234,029)        (10)

Distributions to unit holders:
  Investment income - net                   (10,202)    (41,852)      (4,466)
  Principal from investment transactions   (219,956)   (215,968)    (505,415)
                                         ___________________________________
                                           (230,158)   (257,820)    (509,881)
                                         ___________________________________
Total increase (decrease) in net assets (4,053,820) (7,349,143)   15,893,520

Net assets:
  At the beginning of the period
    (representing 1,170,410, 1,830,804
    and 15,044 units outstanding at
    July 31, 1999 and 1998 and October 15,
    1997, respectively)                   8,688,052  16,037,195      143,675
                                         ___________________________________
  At the end of the period (including
    distributable funds applicable to
    Trust units of $687,931, $700,243
    and $223,765 at July 31, 2000, 1999
    and 1998, respectively)              $4,634,232   8,688,052   16,037,195
                                         ===================================

Trust units outstanding at the end of
  the period                                684,416   1,170,410    1,830,804

               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $23,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 2000 follows:

               Unrealized appreciation                         $1,339,073
               Unrealized depreciation                         (1,249,774)
                                                              ___________

                                                                  $89,299
                                                              ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                               Year ended July 31,  July 31,
                                                 2000       1999      1998




Dividend income                                   $.027      .058       .030
Expenses                                          (.036)    (.030)     (.017)
                                                 ___________________________
    Investment income (loss) - net                (.009)     .028       .013

Distributions to unit holders:
  Investment income - net                         (.011)    (.034)     (.003)
  Principal from investment transactions          (.235)    (.174)     (.285)

Net gain (loss) on investments                    (.397)   (1.157)     (.515)
                                                 ___________________________
    Total increase (decrease) in net assets       (.652)   (1.337)     (.790)

Net assets:
  Beginning of the period                         7.423     8.760      9.550
                                                 ___________________________

  End of the period                              $6.771     7.423      8.760
                                                 ===========================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (882,081, 1,641,761 and 1,549,955 units in 2000, 1999 and
1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.011 per unit to 935,983 units on December 31, 1999, approximately $.034 per unit to 1,241,906 units on June 30, 1999 and approximately $.003 per unit to 1,722,205 units on June 30, 1998. Distributions to unit holders of Principal from investment transactions reflects the Trust's actual distributions of approximately $.235 per unit to 935,983 units on December 31, 1999, approximately $.174 per unit to 1,241,906 units on June 30, 1999 and approximately $.285 per unit to 1,722,205 units on June 30, 1998. The Net gain (loss) on investments per unit during the year ended July 31, 1999 and the period ended July 31, 1998 includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.








                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                          NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                    ONLY BE USED WITH PART ONE
Dated May 31, 2000                                      AND PART THREE

The FT Series (formerly known as The First Trust Special Situations Trust) is a unit investment trust. The FT Series has many separate series. The Part One which accompanies this Part Two describes one such series of the FT Series. Each series of the FT Series consists of one or more portfolios ("Trust(s)") which invest in one or more of the following: common stock ("Equity Securities"), preferred stock ("Preferred Stocks"), trust preferred securities ("Trust Preferred Securities"), real estate investment trusts ("REITs") and/or closed-end funds ("Closed-End Funds"). See Part One and Part Three for a more complete description of the portfolio for each Trust.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                           Table of Contents

The FT Series                                             3
Risk Factors                                              3
Public Offering                                           4
Distribution of Units                                     5
The Sponsor's Profits                                     6
The Secondary Market                                      6
How We Purchase Units                                     6
Expenses and Charges                                      6
Tax Status                                                7
Retirement Plans                                          9
Rights of Unit Holders                                    9
Income and Capital Distributions                         10
Redeeming Your Units                                     11
Removing Securities from a Trust                         12
Amending or Terminating the Indenture                    13
Information on the Sponsor, Trustee and Evaluator        13
Other Information                                        14

                      The FT Series

The FT Series Defined.

We, Nike Securities L.P. (the "Sponsor"), have created hundreds of similar yet separate series of a unit investment trust which we have named the FT Series or its predecessor, The First Trust Special Situations Trust. See Part One for a description of the series and Trusts for which this Part Two Prospectus relates.

Each Trust was created under the laws of the State of New York by a Trust Agreement (the "Indenture") dated the Initial Date of Deposit. This agreement, entered into among Nike Securities L.P., as Sponsor, The Chase Manhattan Bank as Trustee and First Trust Advisors L.P. as Portfolio Supervisor and Evaluator, governs the operation of the Trusts.

How We Created the Trusts.

On the Initial Date of Deposit for each Trust, we deposited a portfolio or portfolios of one or more of following: Equity Securities, Preferred Stocks, Trust Preferred Securities, Closed-End Funds and/or REITs, (collectively, the "Securities") with the Trustee and in turn, the Trustee delivered documents to us representing our ownership of the Trusts in the form of units ("Units").

See "The Objective of the Trusts" in Part Three for each Trust for a specific description of such Trust's objective.

We cannot guarantee that a Trust will keep its present size and composition for any length of time. Since the prices of the Securities will fluctuate daily, the ratio of Securities in the Trusts, on a market value basis, will also change daily. Securities may periodically be sold under certain circumstances, and the proceeds from these sales will be used to meet Trust obligations or distributed to Unit holders, but will not be reinvested. However, Securities will not be sold to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation, or if they no longer meet the criteria by which they were selected. You will not be able to dispose of or vote any of the Securities in the Trusts. As the holder of the Securities, the Trustee will vote all of the Securities and will do so based on our instructions.

Neither we nor the Trustee will be liable for a failure in any of the Securities.

                      Risk Factors

Price Volatility. The Trusts may invest in any of the securities set forth in "The FT Series." The value of a Trust's Units will fluctuate with changes in the value of these securities. The prices of securities fluctuate for several reasons including, the type of security, changes in investor's perceptions of the financial condition of an issuer or the general condition of the relevant market, or when political or economic events effecting the issuers occur. In addition, prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. However, because preferred stock dividends are fixed (though not guaranteed) and preferred stocks typically have superior rights to common stocks in dividend distributions and liquidation, they are generally less volatile than common stocks.

Because the Trusts are not managed, the Trustee will not sell securities in response to or in anticipation of market fluctuations, as is common in managed investments. As with any investment, we cannot guarantee that the performance of any Trust will be positive over any period of time, or that you won't lose money. Units of the Trusts are not deposits of any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Certain of the Securities in certain of the Trusts may be issued by companies with market capitalizations of less than $1 billion. The share prices of these small-cap companies are often more volatile than those of larger companies as a result of several factors common to many such issuers, including limited trading volumes, products or financial resources, management inexperience and less publicly available information.

Dividends. There is no guarantee that the issuers of the Equity Securities will declare dividends in the future or that if declared they will either remain at current levels or increase over time. In addition, there is no assurance that the issuers of the Preferred Stocks included in a Trust will be able to pay dividends at their stated rate in the future.

Trust Preferred Securities. Certain Trusts may contain trust preferred securities. Trust preferred securities are limited-life preferred securities typically issued by corporations, generally in the form of interest-bearing notes or preferred securities, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying obligations. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. Trust preferred securities are subject to unique risks which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the issuer and may be deferred for up to 20 consecutive quarters, and that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events.

Closed End Funds. Certain Trusts may contain common stocks issued by closed-end investment companies. The closed-end investment companies in turn invest in other securities. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of the closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

Real Estate Investment Trusts. Certain Trusts may contain securities issued by Real Estate Investment Trusts ("REITs"). REITs are financial vehicles that pool investors' capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The value of the REITs and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owner to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

Legislation/Litigation. From time to time, various legislative initiatives are proposed in the United States and abroad which may have a negative impact on certain of the companies represented in the Trusts. In addition, litigation regarding any of the issuers of the Securities, or of the industries represented by such issuers may negatively impact the share prices of these Securities. We cannot predict what impact any pending or proposed legislation or pending or threatened litigation will have on the share prices of the Securities.

Foreign Stocks. Certain of the Securities in certain of the Trusts may be issued by foreign companies, which makes the Trusts subject to more risks than if they invested solely in domestic common stocks. These Securities are either directly listed on a U.S. securities exchange or are in the form of American Depositary Receipts ("ADRs") which are listed on a U.S. securities exchange. Risks of foreign common stocks include higher brokerage costs; different accounting standards; expropriation, nationalization or other adverse political or economic developments; currency devaluations, blockages or transfer restrictions; restrictions on foreign investments and exchange of securities; inadequate financial information; and lack of liquidity of certain foreign markets.

                     Public Offering

The Public Offering Price.

You may buy Units at the Public Offering Price, the per Unit price of which is comprised of the following:

- The aggregate underlying value of the Securities;

- The amount of any cash in the Income and Capital Accounts;

- Dividends receivable on Securities; and

- The total sales charge.

The price you pay for your Units will differ from the amount stated under "Summary of Essential Information" in Part One due to various factors, including fluctuations in the prices of the Securities and changes in the value of the Income and/or Capital Accounts.

Although you are not required to pay for your Units until three business days following your order (the "date of settlement"), you may pay before then. You will become the owner of Units ("Record Owner") on the date of settlement if payment has been received. If you pay for your Units before the date of settlement, we may use your payment during this time and it may be considered a benefit to us, subject to the limitations of the Securities Exchange Act of 1934.

Sales Charges.

The sales charge you will pay will consist of a one-time initial sales charge as listed in Part One for each Trust. See Part Three "Public Offering" for additional information for each Trust.

The Value of the Securities.

The Evaluator will appraise the aggregate underlying value of the Securities in a Trust as of the Evaluation Time on each business day and will adjust the Public Offering Price of the Units according to this valuation. This Public Offering Price will be effective for all orders received before the Evaluation Time on each such day. If we or the Trustee receive orders for purchases, sales or redemptions after that time, or on a day which is not a business day, they will be held until the next determination of price. The term "business day" as used in this prospectus will exclude Saturdays, Sundays and certain national holidays on which the NYSE is closed.

The aggregate underlying value of the Securities in a Trust will be determined as follows: if the Securities are listed on a securities exchange or The Nasdaq Stock Market, their value is generally based on the closing sale prices on that exchange or system (unless it is determined that these prices are not appropriate as a basis for valuation). However, if there is no closing sale price on that exchange or system, they are valued based on the closing bid prices. If the Securities are not so listed, or, if so listed and the principal market for them is other than on that exchange or system, their value will generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are not appropriate as a basis for valuation). If current bid prices are unavailable, the valuation is generally determined:

a) On the basis of current bid prices for comparable securities;

b) By appraising the value of the Securities on the bid side of the market; or

c) By any combination of the above.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. All Units will be sold at the then current Public Offering Price.

Dealer Concessions.

Dealers will receive concessions on the sale of Units in the amounts set forth in Part Three of this prospectus. We reserve the right to change the amount of concessions or agency commissions from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is kept by or given to the banks in the amounts shown above.

Award Programs.

From time to time we may sponsor programs which provide awards to a dealer's registered representatives who have sold a minimum number of Units during a specified time period. We may also pay fees to qualifying dealers for services or activities which are meant to result in sales of Units of the Trusts. In addition, we will pay to dealers who sponsor sales contests or recognition programs that conform to our criteria, or participate in our sales programs, amounts equal to no more than the total applicable sales charge on Units sold by such persons during such programs. We make these payments out of our own assets and not out of Trust assets. These programs will not change the price you pay for your Units.

Investment Comparisons.

From time to time we may compare the estimated returns of the Trusts (which may show performance net of the expenses and charges the Trusts would have incurred) and returns over specified periods of other similar trusts we sponsor in our advertising and sales materials, with (1) returns on other taxable investments such as the common stocks comprising various market indexes, corporate or U.S. Government bonds, bank CDs and money market accounts or funds, (2) performance data from Morningstar Publications, Inc. or (3) information from publications such as Money, The New York Times, U.S. News and World Report, BusinessWeek,

Forbes or Fortune. The investment characteristics of each Trust differ from other comparative investments. You should not assume that these performance comparisons will be representative of a Trust's future performance.

                  The Sponsor's Profits

We will receive a gross sales commission equal to the maximum sales charge per Unit of a Trust less any reduced sales charge as stated in Part Three of this prospectus. In maintaining a market for the Units, any difference between the price at which we purchase Units and the price at which we sell or redeem them will be a profit or loss to us.

                  The Secondary Market

Although not obligated, we intend to maintain a market for the Units and continuously offer to purchase Units at prices based on the Redemption Price per Unit.

We will pay all expenses to maintain a secondary market, except the Evaluator fees, Trustee costs to transfer and record the ownership of Units and costs incurred in annually updating each Trust's registration statement. We may discontinue purchases of Units at any time. IF YOU WISH TO DISPOSE OF YOUR UNITS, YOU SHOULD ASK US FOR THE CURRENT MARKET PRICES BEFORE MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE.

                  How We Purchase Units

The Trustee will notify us of any tender of Units for redemption. If our bid at that time is equal to or greater than the Redemption Price per Unit, we may purchase the Units. You will receive your proceeds from the sale no later than if they were redeemed by the Trustee. We may tender Units that we hold to the Trustee for redemption as any other Units. If we elect not to purchase Units, the Trustee may sell tendered Units in the over-the-counter market, if any. However, the amount you will receive is the same as you would have received on redemption of the Units.

                  Expenses and Charges

The estimated annual expenses of each Trust are set forth under "Summary of Essential Information" in Part One of this prospectus. If actual expenses of a Trust exceed the estimate, that Trust will bear the excess. The Trustee will pay operating expenses of a Trust from the Income Account of such Trust if funds are available, and then from the Capital Account. The Income and Capital Accounts are noninterest-bearing to Unit holders, so the Trustee may earn interest on these funds, thus benefiting from their use.

As Sponsor, we will be compensated for providing bookkeeping and other administrative services to the Trusts, and will receive brokerage fees when a Trust uses us (or an affiliate of ours) as agent in buying or selling Securities. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating those Trusts' registration statements yearly are also now chargeable to such Trusts. Historically, we paid these fees and expenses. First Trust Advisors L.P., an affiliate of ours, acts as both Portfolio Supervisor and Evaluator to the Trusts and will receive the fees set forth under "Summary of Essential Information" in Part One of this prospectus for providing portfolio supervisory and evaluation services to the Trusts. In providing portfolio supervisory services, the Portfolio Supervisor may purchase research services from a number of sources, which may include underwriters or dealers of the Trusts.

The fees payable to us, First Trust Advisors L.P. and the Trustee are based on the largest aggregate number of Units of a Trust outstanding at any time during the calendar year. These fees may be adjusted for inflation without Unit holders' approval, but in no case will the annual fees paid to us or our affiliates for providing a given service to all unit investment trusts for which we provide such services be more than the actual cost of providing such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

In addition to a Trust's operating expenses and those fees described above, each Trust may also incur the following charges:

- License fees payable by a Trust for the use of certain trademarks and trade names associated with such Trust, if any;

- All legal and annual auditing expenses of the Trustee according to its responsibilities under the Indenture;

- The expenses and costs incurred by the Trustee to protect a Trust and your rights and interests;

- Fees for any extraordinary services the Trustee performed under the Indenture;

- Payment for any loss, liability or expense the Trustee incurred without negligence, bad faith or willful misconduct on its part, in connection with its acceptance or administration of a Trust;

- Payment for any loss, liability or expenses we incurred without negligence, bad faith or willful misconduct in acting as Depositor of a Trust; and/or

- All taxes and other government charges imposed upon the Securities or any part of a Trust.

The above expenses and the Trustee's annual fee are secured by a lien on the Trusts. Since the dividend income is unpredictable, we cannot guarantee that dividends will be sufficient to meet any or all expenses of the Trusts. If there is not enough cash in the Income or Capital Account, the Trustee has the power to sell Securities in a Trust to make cash available to pay these charges which may result in capital gains or losses to you. See "Tax Status."

Each Trust will be audited annually. We will bear the cost of these annual audits to the extent the costs exceed $0.0050 per Unit.
Otherwise, each Trust will pay for the audit. You can request a copy of the audited financial statements from the Trustee.

                       Tax Status

Federal Tax Status.

This section summarizes some of the main U.S. federal income tax consequences of owning Units of a Trust. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe state or foreign taxes. As with any investment, you should consult your own tax professional about your particular consequences.

Assets of the Trusts.

Each Trust will hold one or more of the following: (i) stock in domestic and foreign corporations (the "Stocks"), (ii) interests in real estate investment trusts (the "REIT Shares"), (iii) Trust Preferred Securities (the "Debt Obligations") and (iv) shares in funds qualifying as regulated investment companies (the "RIC Shares"). All of the foregoing assets constitute the "Trust Assets." For purposes of this federal tax discussion, it is assumed that the Stocks constitute equity, the Debt Obligations constitute debt and that the RIC Shares and the REIT Shares constitute qualifying shares in regulated investment companies and real estate investment trusts, respectively, for federal income tax purposes.

Trust Status.

Except if indicated otherwise in Part Three of this prospectus, each Trust will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Trust Assets, and as such you will be considered to have received a pro rata share of income (i.e., interest, dividends, accruals of original issue discount and market discount, and capital gains, if any) from each Trust Asset when such income is considered to be received by the Trust. This is true even if you elect to have your distributions automatically reinvested into additional Units.

Your Tax Basis and Income or Loss upon Disposition.

If your Trust disposes of Trust Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in the related Trust Assets from your share of the total proceeds received in the transaction. You can generally determine your initial tax basis in each Trust Asset by apportioning the cost of your Units, generally including sales charges, among each Trust Asset ratably according to its value on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your

Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits or in the case of original issue discount, market discount, premium and accrued interest with regard to the Debt Obligations, as discussed below).

If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the lowest tax bracket). Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units or the date your Trust purchases a Trust Asset to determine the holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code may, however, treat certain capital gains as ordinary income in special situations (for example, in the case of gain on the Debt Obligations attributable to market discount). In addition, capital gain received from assets held for more than one year that is considered "unrecaptured section 1250 gain" (which may be the case, for example, with some capital gains attributable to the REIT Shares) is taxed at a maximum stated tax rate of 25%.

Dividends from RIC Shares and REIT Shares.

Some dividends on the REIT Shares or the RIC Shares may qualify as "capital gain dividends," taxable to you as long-term capital gains. If you hold a Unit for six months or less or if your Trust holds a RIC Share or REIT Share for six months or less, any loss incurred by you related to the disposition of such RIC Share or REIT Share will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share or REIT Share. Distributions of income or capital gains declared on the REIT Shares or the RIC Shares in October, November or December will be deemed to have been paid to you on December 31 of the year they are declared, even when paid by the REIT or the RIC during the following January.

Discount, Accrued Interest and Premium on Debt Obligations.

Some Debt Obligations may have been sold with original issue discount. This generally means that the Debt Obligations were originally issued at a price below their face (or par) value. Original issue discount accrues on a daily basis and generally is treated as interest income for federal income tax purposes. The basis of your Unit and of each Debt Obligation which was issued with original issue discount must be increased as original issue discount accrues.

Some Debt Obligations may have been purchased by you or your Trust at a market discount. Market discount is generally the excess of the stated redemption price at maturity for the Debt Obligation over the purchase price of the Debt Obligation (not including unaccrued original issue discount). Market discount can arise based on the price your Trust pays for a Debt Obligation or on the price you pay for your Units. Market discount is taxed as ordinary income. You will recognize this income when your Trust receives principal payments on the Debt Obligation, when the Debt Obligation is sold or redeemed, or when you sell or redeem your Units. Alternatively, you may elect to include market discount in taxable income as it accrues. Whether or not you make this election will affect how you calculate your basis and the timing of certain interest expense deductions.

Alternatively, some Debt Obligations may have been purchased by you or your Trust at a premium. Generally, if the tax basis of your pro rata portion of any Debt Obligation exceeds the amount payable at maturity, such excess is considered premium. You may elect to amortize premium. If you make this election, you may reduce your interest income received on the Debt Obligation by the amount of the premium that is amortized and your tax basis will be reduced.

If the price of your Units included accrued interest on a Debt
Obligation, you must include the accrued interest in your tax basis in that Debt Obligation. When your Trust receives this accrued interest, you must treat it as a return of capital and reduce your tax basis in the Debt Obligation.

This discussion provides only the general rules with respect to the tax treatment of original issue discount, market discount and premium. The rules, however, are complex and special rules apply in certain circumstances. For example, the accrual of market discount or premium may differ from the discussion set forth above in the case of Debt Obligations that were issued with original issue discount.

Dividends Received Deduction.

A corporation that owns Units will generally not be entitled to the dividends received deduction with respect to many dividends received by your Trust, because the dividends received deduction is not available for dividends from most foreign corporations or from REITs. Distributions on a RIC Share are eligible for the dividends received deduction only to the extent that the dividends received by the Unit owner are attributable to dividends received by the RIC itself from certain domestic corporations and are designated by the RIC as being eligible for the dividends received deduction. Finally, because the Debt Obligations are treated as debt (not equity) for federal income tax purposes, distributions from the Debt Obligations are not eligible for the dividends received deduction.

In-Kind Distributions.

Under certain circumstances, you may request an In-Kind Distribution of Trust Assets when you redeem your Units or at your Trust's termination. By electing to receive an In-Kind Distribution, you will receive an undivided interest in Trust Assets plus, possibly, cash. You will not recognize gain or loss if you only receive Trust Assets in exchange for your pro rata portion of the Trust Assets held by your Trust. However, if you also receive cash in exchange for a fractional portion of a Trust Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such fractional portion of the Trust Asset.

Limitations on the Deductibility of Trust Expenses.

Generally, for federal income tax purposes, you must take into account your full pro rata share of your Trust's income, even if some of that income is used to pay Trust expenses. You may deduct your pro rata share of each expense paid by your Trust to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Trust as miscellaneous itemized deductions. However, individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

Foreign, State and Local Taxes.

Interest and dividend payments on your Trust Assets of foreign companies that are paid to your Trust may be subject to foreign withholding taxes. Any income withheld will still be treated as income to you. Under the grantor trust rules, you are considered to have paid directly your share of foreign taxes. Therefore, for U.S. tax purposes, you may be entitled to a foreign tax credit or deduction for those foreign taxes.

If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you will not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Trust or on any gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes.

Under the existing income tax laws of the State and City of New York, your Trust will not be taxed as a corporation, and the income of your Trust will be treated as the income of the Unit holders in the same manner as for federal income tax purposes. You should consult your tax advisor regarding potential foreign, state or local taxation with respect to your Units.

                    Retirement Plans

You may purchase Units of the Trusts for:

- Individual Retirement Accounts;

- Keogh Plans;

- Pension funds; and

- Other tax-deferred retirement plans.

Generally, the federal income tax on capital gains and income received in each of the above plans is deferred until you receive distributions. These distributions are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Before participating in a plan like this, you should review the tax laws regarding these plans and consult your attorney or tax advisor. Brokerage firms and other financial institutions offer these plans with varying fees and charges.

                 Rights of Unit Holders

Unit Ownership.

The Trustee will treat as Record Owner of Units persons registered as such on its books. It is your responsibility to notify the Trustee when you become Record Owner, but normally your broker/dealer provides this notice. You may elect to hold your Units in either certificated or uncertificated form.

Certificated Units. When you purchase your Units you can request that they be evidenced by certificates, which will be delivered shortly after your order. Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof. You can transfer or redeem your certificated Units by endorsing and surrendering the certificate to the Trustee, along with a written instrument of transfer. You must sign your name exactly as it appears on the face of the certificate with your signature guaranteed by an eligible institution. In certain cases the Trustee may require additional documentation before they will transfer or redeem your Units.

You may be required to pay a nominal fee to the Trustee for each certificate reissued or transferred, and to pay any government charge that may be imposed for each transfer or exchange. If a certificate gets lost, stolen or destroyed, you may be required to furnish indemnity to the Trustee to receive replacement certificates. You must surrender mutilated certificates to the Trustee for replacement.

Uncertificated Units. You may also choose to hold your Units in uncertificated form. If you choose this option, the Trustee will establish an account for you and credit your account with the number of Units you purchase. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send you:

- A written initial transaction statement containing a description of the Trust;

- A list of the number of Units issued or transferred;

- Your name, address and Taxpayer Identification Number ("TIN");

- A notation of any liens or restrictions of the issuer and any adverse claims; and

- The date the transfer was registered.

Uncertificated Units may be transferred the same way as certificated Units, except that no certificate needs to be presented to the Trustee. Also, no certificate will be issued when the transfer takes place unless you request it. You may at any time request that the Trustee issue certificates for your Units.

Unit Holder Reports.

In connection with each distribution, the Trustee will provide you with a statement detailing the per Unit amount of income (if any) distributed. After the end of each calendar year, the Trustee will provide you with the following information:

- A summary of transactions in your Trust for the year;

- A list of any Securities sold during the year and the Securities held at the end of that year by your Trust;

- The Redemption Price per Unit, computed on the 31st day of December of such year (or the last business day before); and

- Amounts of income and capital distributed during the year.

You may request from the Trustee copies of the evaluations of the Securities as prepared by the Evaluator to enable you to comply with federal and state tax reporting requirements.

            Income and Capital Distributions

You will begin receiving distributions on your Units only after you become a Record Owner. The Trustee will credit dividends received on a Trust's Securities to the Income Account of such Trust. All other receipts, such as return of capital, are credited to the Capital Account of such Trust.

The Trustee will distribute any net income in the Income Account on or near the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" in Part One of this prospectus. No income distribution will be paid if accrued expenses of a Trust exceed amounts in the Income Account on the Income Distribution Dates. Distribution amounts will vary with changes in a Trust's fees and expenses, in dividends received and with the sale of Securities. The Trustee will distribute amounts in the Capital Account, net of amounts designated to meet redemptions or pay expenses on the last day of each month to Unit holders of record on the fifteenth day of each month provided the amount equals at least $1.00 per 100 Units ($1.00 per 1,000 Units if the Initial Public Offering Price was approximately $1.00 per Unit). If the Trustee does not have your TIN, it is required to withhold a certain percentage of your distribution and deliver such amount to the Internal Revenue Service

 ("IRS"). You may recover this amount by giving your TIN to the Trustee, or when you file a tax return. However, you should check your statements to make sure the Trustee has your TIN to avoid this "back-up withholding."

Within a reasonable time after a Trust is terminated, you will receive the pro rata share of the money from the sale of the Securities.
However, if you are eligible, you may elect to receive an In-Kind
Distribution as described under "Amending or Terminating the Indenture." You will receive a pro rata share of any other assets remaining in your Trust after deducting any unpaid expenses.

The Trustee may establish reserves (the "Reserve Account") within a Trust to cover anticipated state and local taxes or any governmental charges to be paid out of such Trust.

Distribution Reinvestment Option. If applicable, you may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. There is no sales charge on Units acquired through the Distribution Reinvestment Option. This option may not be available in all states.PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.See Part Three of this prospectus to determine whether the distribution reinvestment option is available for a particular Trust.

                  Redeeming Your Units

You may redeem all or a portion of your Units at any time by sending the certificates representing the Units you want to redeem to the Trustee at its unit investment trust office. If your Units are uncertificated, you need only deliver a request for redemption to the Trustee. In either case, the certificates or the redemption request must be properly endorsed with proper instruments of transfer and signature guarantees as explained in "Rights of Unit Holders-Unit Ownership" (or by providing satisfactory indemnity if the certificates were lost, stolen, or destroyed). No redemption fee will be charged, but you are responsible for any governmental charges that apply. Three business days after the day you tender your Units (the "Date of Tender") you will receive cash in an amount for each Unit equal to the Redemption Price per Unit calculated at the Evaluation Time on the Date of Tender.

The Date of Tender is considered to be the date on which the Trustee receives your certificates or redemption request (if such day is a day the NYSE is open for trading). However, if your certificates or redemption request are received after 4:00 p.m. Eastern time (or after any earlier closing time on a day on which the NYSE is scheduled in advance to close at such earlier time), the Date of Tender is the next day the NYSE is open for trading.

Any amounts paid on redemption representing income will be withdrawn from the Income Account if funds are available for that purpose, or from the Capital Account. All other amounts paid on redemption will be taken from the Capital Account. The IRS will require the Trustee to withhold a portion of your redemption proceeds if it does not have your TIN, as generally discussed under "Income and Capital Distributions."

For certain Trusts, if you tender at least the minimum number of Units specified in "Summary of Essential Information" in Part One of this prospectus, rather than receiving cash, you may elect to receive an In-Kind Distribution in an amount equal to the Redemption Price per Unit by making this request in writing to the Trustee at the time of tender. However, no In-Kind Distribution requests submitted during the nine business days prior to a Trust's Mandatory Termination Date will be honored. Where possible, the Trustee will make an In-Kind Distribution by distributing each of the Securities in book-entry form to your bank or broker/dealer account at the Depository Trust Company. The Trustee will subtract any customary transfer and registration charges from your In-Kind Distribution. As a tendering Unit holder, you will receive your pro rata number of whole shares of the Securities that make up the portfolio, and cash from the Capital Account equal to the fractional shares to which you are entitled.

The Trustee may sell Securities to make funds available for redemption. If Securities are sold, the size and diversification of a Trust will be reduced. These sales may result in lower prices than if the Securities were sold at a different time.

Your right to redeem Units (and therefore, your right to receive payment) may be delayed:

- If the NYSE is closed (other than customary weekend and holiday closings);

- If the SEC determines that trading on the NYSE is restricted or that an emergency exists making sale or evaluation of the Securities not reasonably practical; or

- For any other period permitted by SEC order.

The Trustee is not liable to any person for any loss or damage which may result from such a suspension or postponement.

The Redemption Price.

The Redemption Price per Unit is determined by the Trustee by:

adding

1. cash in the Income and Capital Accounts of a Trust not designated to purchase Securities;

2. the aggregate value of the Securities held in a Trust; and

3. dividends receivable on the Securities trading ex-dividend as of the date of computation; and

deducting

1. any applicable taxes or governmental charges that need to be paid out of a Trust;

2. any amounts owed to the Trustee for its advances;

3. estimated accrued expenses of a Trust, if any;

4. cash held for distribution to Unit holders of record of a Trust as of the business day before the evaluation being made;

5. liquidation costs for foreign Securities, if any; and

6. other liabilities incurred by a Trust; and

dividing

1. the result by the number of outstanding Units of a Trust.

            Removing Securities from a Trust

The portfolios of the Trusts are not managed. However, we may, but are not required to, direct the Trustee to dispose of a Security in certain limited circumstances, including situations in which:

- The issuer of the Security defaults in the payment of a declared dividend;

- Any action or proceeding prevents the payment of dividends;

- There is any legal question or impediment affecting the Security;

- The issuer of the Security has breached a covenant which would affect the payment of dividends, the issuer's credit standing, or otherwise damage the sound investment character of the Security;

- The issuer has defaulted on the payment of any other of its outstanding obligations;

- There has been a public tender offer made for a Security or a merger or acquisition is announced affecting a Security, and that in our opinion the sale or tender of the Security is in the best interest of Unit holders; or

- The price of the Security has declined to such an extent, or such other credit factors exist, that in our opinion keeping the Security would be harmful to a Trust.

A Trust may not acquire any securities or other property other than the Securities. The Trustee, on behalf of the Trusts, will reject any offer for new or exchanged securities or property in exchange for a Security, such as those acquired in a merger or other transaction. If such exchanged securities or property are nevertheless acquired by a Trust, at our instruction, they will either be sold or held in such Trust. In making the determination as to whether to sell or hold the exchanged securities or property we may get advice from each Portfolio Supervisor. Any proceeds received from the sale of Securities, exchanged securities or property will be credited to the Capital Account for distribution to Unit holders or to meet redemption requests. The Trustee may retain and pay us or an affiliate of ours to act as agent for a Trust to facilitate selling Securities, exchanged securities or property from the Trusts. If we or our affiliate act in this capacity, we will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may sell Securities designated by us or, absent our direction, at its own discretion, in order to meet redemption requests or pay expenses. In designating Securities to be sold, we will try to maintain the proportionate relationship among the Securities. If this is not possible, the composition and diversification of a Trust may be changed. To get the best price for a Trust we may specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. We may consider sales of units of unit investment trusts which we sponsor when we make recommendations to the Trustee as to which broker/dealers they select to execute a Trust's portfolio transactions, or when acting as agent for a Trust in acquiring or selling Securities on behalf of the Trusts.

          Amending or Terminating the Indenture

Amendments. The Indenture may be amended by us and the Trustee without your consent:

- To cure ambiguities;

- To correct or supplement any defective or inconsistent provision;

- To make any amendment required by any governmental agency; or

- To make other changes determined not to be materially adverse to your best interests (as determined by us and the Trustee).

Termination. As provided by the Indenture, the Trusts will terminate on the Mandatory Termination Date as stated in the "Summary of Essential Information" in Part One for each Trust. The Trusts may be terminated earlier:

- Upon the consent of 100% of the Unit holders of a Trust;

- If the value of the Securities owned by a Trust as shown by any evaluation is less than the lower of $2,000,000 or 20% of the total value of Securities deposited in such Trust during the initial offering period ("Discretionary Liquidation Amount"); or

- In the event that Units of a Trust not yet sold aggregating more than 60% of the Units of such Trust are tendered for redemption by underwriters, including the Sponsor.

Prior to termination, the Trustee will send written notice to all Unit holders which will specify how you should tender your certificates, if any, to the Trustee. For various reasons, a Trust may be reduced below the Discretionary Liquidation Amount and could therefore be terminated before the Mandatory Termination Date.

Unless terminated earlier, the Trustee will begin to sell Securities in connection with the termination of a Trust during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date. We will determine the manner and timing of the sale of Securities. Because the Trustee must sell the Securities within a relatively short period of time, the sale of Securities as part of the termination process may result in a lower sales price than might otherwise be realized if such sale were not required at this time.

If you qualify for an In-Kind Distribution, the Trustee will send you a form at least 30 days prior to the Mandatory Termination Date which will enable you to receive an In-Kind Distribution (reduced by customary transfer and registration charges) rather than the typical cash distribution. See "Tax Status" for additional information. You must notify the Trustee at least ten business days prior to the Mandatory Termination Date if you elect this In-Kind Distribution option. If you do not elect to participate in the In-Kind Distribution option, you will receive a cash distribution from the sale of the remaining Securities, along with your interest in the Income and Capital Accounts, within a reasonable time after such Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the Trusts any accrued costs, expenses, advances or indemnities provided for by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to pay any taxes or other governmental charges.

    Information on the Sponsor, Trustee and Evaluator

The Sponsor.

We, Nike Securities L.P., specialize in the underwriting, trading and wholesale distribution of unit investment trusts under the "First Trust" brand name and other securities. An Illinois limited partnership formed in 1991, we act as Sponsor for successive series of:

- The First Trust Combined Series

- FT Series (formerly known as The First Trust Special Situations Trust)

- The First Trust Insured Corporate Trust

- The First Trust of Insured Municipal Bonds

- The First Trust GNMA

First Trust introduced the first insured unit investment trust in 1974. To date we have deposited more than $27 billion in First Trust unit investment trusts. Our employees include a team of professionals with many years of experience in the unit investment trust industry.

We are a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation. Our principal offices are at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number
(630) 241-4141. As of December 31, 1999, the total partners' capital of Nike Securities L.P. was $19,881,035 (audited).

This information refers only to us and not to the Trusts or to any series of the Trusts or to any other dealer. We are including this information only to inform you of our financial responsibility and our ability to carry out our contractual obligations. We will provide more detailed financial information on request.

Code of Ethics. The Sponsor and the Trusts have adopted a code of ethics requiring the Sponsor's employees who have access to information on Trust transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to the Trusts.

The Trustee.

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th Floor, New York, New York, 10004-2413. If you have questions regarding the Trusts, you may call the Customer Service Help Line at 1-800-682-7520. The Trustee is supervised by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee has not participated in selecting the Securities for the Trusts; it only provides administrative services.

Limitations of Liabilities of Sponsor and Trustee.

Neither we nor the Trustee will be liable for taking any action or for not taking any action in good faith according to the Indenture. We will also not be accountable for errors in judgment. We will only be liable for our own willful misfeasance, bad faith, gross negligence (ordinary negligence in the Trustee's case) or reckless disregard of our obligations and duties. The Trustee is not liable for any loss or depreciation when the Securities are sold. If we fail to act under the Indenture, the Trustee may do so, and the Trustee will not be liable for any action it takes in good faith under the Indenture.

The Trustee will not be liable for any taxes or other governmental charges or interest on the Securities which the Trustee may be required to pay under any present or future law of the United States or of any other taxing authority with jurisdiction. Also, the Indenture states other provisions regarding the liability of the Trustee.

If we do not perform any of our duties under the Indenture or are not able to act or become bankrupt, or if our affairs are taken over by public authorities, then the Trustee may:

- Appoint a successor sponsor, paying them a reasonable rate not more than that stated by the SEC;

- Terminate the Indenture and liquidate the Trusts; or

- Continue to act as Trustee without terminating the Indenture.

The Evaluator.

The Evaluator is First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The
Evaluator's address is 1001 Warrenville Road, Lisle, Illinois 60532.

The Trustee, Sponsor and Unit holders may rely on the accuracy of any evaluation prepared by the Evaluator. The Evaluator will make determinations in good faith based upon the best available information, but will not be liable to the Trustee, Sponsor or Unit holders for errors in judgment.

                    Other Information

Legal Opinions.

Our counsel is Chapman and Cutler, 111 W. Monroe St., Chicago, Illinois, 60603. They have passed upon the legality of the Units offered hereby and certain matters relating to federal tax law. Carter, Ledyard & Milburn acts as the Trustee's counsel, as well as special New York tax counsel for the Trusts.

Experts.

Ernst & Young LLP, independent auditors, have audited the Trusts' statements of net assets, including the schedules of investments, appearing in each Part One of this prospectus, as set forth in their report. We've included the Trusts' statements of net assets, including the schedules of investments, in the prospectus and elsewhere in the registration statement in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

                 This page is intentionally left blank.

Page 15


                   FIRST TRUST (registered trademark)

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

                               Prospectus
                                Part Two

                                Sponsor:

                          NIKE SECURITIES L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

  This prospectus contains information relating to the above-mentioned unit investment trusts, but does not contain all of the information about this investment company as filed with the Securities and Exchange
                Commission in Washington, D.C. under the:

- Securities Act of 1933 (set forth in Part One for each Trust) and

- Investment Company Act of 1940 (file no. 811-05903)

  Information about the Trusts, including their Codes of Ethics, can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington D.C. Information regarding the operation of the Commission's Public Reference Room may be obtained by calling the
                      Commission at 1-202-942-8090.

 Information about the Trusts is available on the EDGAR Database on the
                      Commission's Internet site at
                           http://www.sec.gov.

                 To obtain copies at prescribed rates -

              Write: Public Reference Section of the Commission
                     450 Fifth Street, N.W.
                     Washington, D.C. 20549-0102
     e-mail address: publicinfo@sec.gov

                              May 31, 2000

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

Page 16




               BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated November 30, 2000                          PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by international blue chip companies, the majority of which are in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation by investing a Trust's portfolio in common stocks of foreign companies which the Sponsor believes will significantly expand an investor's choices and opportunity to participate in the long-term growth potential of foreign companies, the majority of which are in ADR form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by international blue chip companies listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. The portfolios of the Trusts are diversified across many industry sectors and countries. Although risk cannot be entirely eliminated from an investment in foreign equity securities, it can be reduced by diversifying a Trust's portfolio. Diversifying a portfolio helps to offset the risks normally associated with equity investments, however, an investment in foreign securities should be made with an understanding of the additional risks involved, such as foreign currency fluctuations, foreign political risk, the lack of adequate financial information in some cases and exchange control restrictions impacting foreign issuers. While the companies selected for the Trusts are chosen for their potential to provide above average returns, there is no assurance that the Trusts' objectives will be met.

An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Since the Equity Securities in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities, currency exchange rate fluctuations, exchange control policies, and the limited liquidity and small market capitalization of such foreign countries' securities markets. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

On the basis of the best information available to the Sponsor at the Initial Date of Deposit, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

For a discussion of ADRs, see "Risk Factors" in Part Two of the Prospectus.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                       Percent of          Percent of
Dollar Amount of Transaction           Offering            Net Amount
at Public Offering Price*              Price               Invested
____________________________           __________          __________
$ 50,000 but less than $100,000        0.25%               0.2506%
$100,000 but less than $250,000        0.50%               0.5025%
$250,000 but less than $500,000        1.00%               1.0101%
$500,000 or more                       2.00%               2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charges for Units sold.

Any such reduced sales charge shall be the responsibility of the party making the sale. The reduced sales charge structure will apply on all purchases of Units in the Trusts by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. Unit holders of other unit investment trusts in which the Sponsor acted as sole Principal Underwriter and which at the time of their creation had an estimated life of at least five years may utilize their termination proceeds from such trusts to purchase Units of the Trusts subject only to the remaining deferred sales charge to be collected on such Units. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Investors who purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed may purchase Units at the Public Offering Price, less the concession the Sponsor typically would allow such broker/dealer.

               BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                         Energy Portfolio Series
                       Energy Growth Trust Series

                                FT Series
     The First Trust(registered trademark) Special Situations Trust

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated September 29, 2000                          PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which the Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   First Trust (registered trademark)

                             1-800-621-9533

                              Portfolio

Objectives.

The objective of each Trust is to provide investors with the potential for above-average capital appreciation through an investment in a diversified portfolio of common stocks of companies in the industry sector or investment focus for which the Trust is named. A diversified portfolio helps to offset the risks normally associated with such an investment, although it does not eliminate them entirely. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Energy Industry. Because more than 25% of each Trust is invested in companies that explore for, produce, refine, distribute or sell petroleum or gas products, or provide parts or services to petroleum or gas companies, these Trusts are considered to be concentrated in the energy industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General problems of the petroleum and gas products industry include volatile fluctuations in price and supply of energy fuels, international politics, reduced demand as a result of increases in energy efficiency and energy conservation, the success of exploration projects, clean-up and litigation costs relating to oil spills and environmental damage, and tax and other regulatory policies of various governments. Oil production and refining companies are subject to extensive federal, state and local environmental laws and regulations regarding air emissions and the disposal of hazardous materials. In addition, declines in U.S. and Russian crude oil production will likely lead to a greater world dependence on oil from OPEC nations which may result in more volatile oil prices.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                   FIRST TRUST (registered trademark)

                         Energy Portfolio Series
                       Energy Growth Trust Series
                                FT Series
     The First Trust(registered trademark) Special Situations Trust

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                   First Trust (registered trademark)

                         Energy Portfolio Series
                        Energy Growth Trust Series
                               The FT Series
      The First Trust(registered trademark) Special Situations Trust

Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated September 29, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
   Foreign Issuers                                             1
Concentration
   Energy                                                      2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Foreign Issuers. Since certain of the Securities included in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves certain investment risks that are different in some respects from an investment in a trust which invests entirely in the securities of domestic issuers. These investment risks include future political or governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, the possibility that the financial condition of the issuers of the Securities may become impaired or that the general condition of the relevant stock market may worsen (both of which would contribute directly to a decrease in the value of the Securities and thus in the value of the Units), the limited liquidity and relatively small market capitalization of the relevant securities market, expropriation or confiscatory taxation, economic uncertainties and foreign currency devaluations and fluctuations. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. The securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable domestic issuers. In addition, fixed brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. However, due to the nature of the issuers of the Securities selected for the Trusts, the Sponsor believes that adequate information will be available to allow the Supervisor to provide portfolio surveillance for the Trusts.

Securities issued by non-U.S. issuers generally pay dividends in foreign currencies and are principally traded in foreign currencies. Therefore, there is a risk that the United States dollar value of these securities will vary with fluctuations in the U.S. dollar foreign exchange rates for the various Securities.

On the basis of the best information available to the Sponsor at the present time, none of the Securities in the Trusts are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. The adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy its obligation to redeem Units tendered to the Trustee for redemption. In addition, restrictions on the settlement of transactions on either the purchase or sale side, or both, could cause delays or increase the costs associated with the purchase and sale of the foreign Securities and correspondingly could affect the price of the Units.

Investors should be aware that it may not be possible to buy all Securities at the same time because of the unavailability of any Security, and restrictions applicable to the Trusts relating to the purchase of a Security by reason of the federal securities laws or otherwise.

Foreign securities generally have not been registered under the Securities Act of 1933 and may not be exempt from the registration requirements of such Act. Sales of non-exempt Securities by a Trust in the United States securities markets are subject to severe restrictions and may not be practicable. Accordingly, sales of these Securities by the Trusts will generally be effected only in foreign securities markets. Although the Sponsor does not believe that the Trusts will encounter obstacles in disposing of the Securities, investors should realize that the Securities may be traded in foreign countries where the securities markets are not as developed or efficient and may not be as liquid as those in the United States. The value of the Securities will be adversely affected if trading markets for the Securities are limited or absent.

Concentration

Energy. An investment in Units of the Trusts should be made with an understanding of the problems and risks such an investment may entail. The Trusts invest in Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of gas and oil; the provision of component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in U.S. environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in each of the Trusts.

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated November 30, 2000                         PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of technology companies which provide products or services for, or conduct business on, the Internet.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Technology Industry. Because more than 25% of each Trust is invested in technology companies, these Trusts are considered to be concentrated in the technology industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. Technology companies are generally subject to the risks of rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, especially those which are Internet-related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Also, the stocks of many Internet companies have exceptionally high price-to-earnings ratios with little or no earnings histories.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                      Internet Growth Trust Series
                    Internet Growth Portfolio Series
                        Internet Portfolio Series

              The First Trust (R) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust  (R)

                        Internet Growth Trust Series
                      Internet Growth Portfolio Series
                         Internet Portfolio Series

                The First Trust (R) Special Situations Trust
                               The FT Series

                           Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Litigation
   Microsoft Corporation                                       1
Concentration
   Technology                                                  2


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Litigation

Microsoft Corporation. Microsoft Corporation is currently engaged in litigation with Sun Microsystems, Inc., the U.S. Department of Justice and several state Attorneys General. The complaints against Microsoft include copyright infringement, unfair competition and anti-trust violations. The claims seek injunctive relief and monetary damages. The District Court handling the antitrust case recently held that Microsoft exercised monopoly power in violation of the Sherman Antitrust Act and various state antitrust laws. The court entered into a final judgment on June 7, 2000 in which it called for Microsoft to be broken up into two

Page 1

separate companies, one composed of the company's operating systems and the other containing its applications software business. The court also called for significant operating restrictions to be placed on the company until such time as the separation was completed. Microsoft has stated that it will appeal the rulings against it after the penalty phase and final decree. It is impossible to predict what impact the penalties will have on Microsoft or the value of its stock.

Concentration

Technology. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software and services, data networking/communications equipment, internet access/information providers, semiconductors and semiconductor equipment and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trusts.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Page 2


                 INVESTMENT SERVICES GROWTH TRUST SERIES

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated March 31, 2000                              PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of brokerage and investment services companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued by brokerage and investment services companies ("Equity Securities") which the Sponsor believes are experiencing record-setting earnings and profits growth. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each Trust's portfolio is diversified with companies which are engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management or related investment advisory services. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research experts. At the Initial Date of Deposit, the Sponsor believed that these companies had above-average growth prospects for both sales and earnings and established market shares for their services.

Although both U.S. and foreign markets have recently experienced substantial volatility and significant declines, an unprecedented long-running bull market, stable interest rates and low inflation are among the favorable factors influencing the brokerage and investment services industry's record-setting earnings/profits boom. Their stocks, historically, have outperformed market averages; and although past performance is no guarantee of future results, the Sponsor believes this trend should continue while the investment climate is favorable. Many brokerage/investment services firms are setting their prospects overseas. Industry giants with formidable multi-dimensional and global profit-generating capabilities are buying out brokerage firms in many countries, while others are entering into joint ventures with their foreign counterparts. Gaining a global foothold has, in many cases, bolstered earnings, profits and stock prices. Late in 1996, the Federal Reserve loosened its limitations on banks underwriting securities, which will allow banks to acquire brokerage firms. Brokerage firms should also benefit from recently enacted capital-gains tax cuts.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. The Trusts consist of companies engaged in investment banking/brokerage and investment management. Such companies include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Equity Securities included in the Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                          Percent of      Percent of
Dollar Amount of Transaction              Offering        Net Amount
at Public Offering Price*                 Price           Invested
____________________________              __________      __________
$ 50,000 but less than $100,000           0.25%           0.2506%
$100,000 but less than $250,000           0.50%           0.5025%
$250,000 but less than $500,000           1.00%           1.0101%
$500,000 or more                          2.00%           2.0408%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Sales will be made to dealers and other selling agents at prices which reflect a concession or agency commission of 65% of the maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 Investment Services Growth Trust Series

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated November 30, 2000                         PART ONE AND PART TWO

Each Trust contains a diversified portfolio of common stocks
("Securities") issued by companies in the industry sector or investment focus for which each Trust is named. The objective of each Trust is to provide above-average capital appreciation.

  All Parts of the Prospectus Should be Retained for Future Reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             First Trust (R)

                              1-800-621-9533

                        Portfolio

Objectives.

The objective of each Trust is to provide the potential for above average capital appreciation through an investment in common stocks of retail companies.

Of course, as with any similar investments, there can be no guarantee that the objective of the Trusts will be achieved. See "Risk Factors" herein and in Part Two of this prospectus for a discussion of the risks of investing in the Trusts.

                      Risk Factors

Retail Industry. Because more than 25% of each Trust is invested in retail companies, each Trust is considered to be concentrated in the retail industry. A portfolio concentrated in a single industry may present more risks than a portfolio which is broadly diversified over several industries. General risks of these companies include the general state of the economy, intense competition and consumer spending trends. A decline in the economy which results in a reduction of consumers' disposable income can negatively impact spending habits. Competitiveness in the retail industry will require large capital outlays for the installation of automated checkout equipment to control inventory, track the sale of items and gauge the success of sales campaigns.

Retailers who sell their products over the Internet have the potential to access more consumers, but will require the capital to acquire and maintain sophisticated technology. E-commerce company stocks have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. Many such companies have exceptionally high price-to-earnings ratios with little or no earnings histories. In addition, numerous e-commerce companies have only recently begun operations, and may have limited product lines, markets or financial resources, as well as fewer experienced management personnel. Finally, the lack of barriers to entry suggests a future of intense competition for online retailers.

                     Public Offering

Discounts for Certain Persons.

If you invest at least $50,000 (except if you are purchasing for a "wrap fee account" as described below), the maximum sales charge is reduced, as follows:

                                  Your maximum
If you invest                     sales charge
(in thousands):*                  will be:
_________________                 ____________
$50 but less than $100            4.25%
$100 but less than $250           4.00%
$250 but less than $500           3.50%
$500 or more                      2.50%

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

The reduced sales charge for quantity purchases will apply only to purchases made by the same person on any one day from any one dealer. To help you reach the above levels, you may combine same-day purchases of Units of the Trusts and units of other similarly structured equity unit trusts for which we act as Principal Underwriter and which are currently in the initial offering period. In addition, we will consider Units you purchase in the name of your spouse or your child under 21 years of age to be purchases by you for determining the reduced sales charge. The reduced sales charges will also apply to a trustee or other fiduciary purchasing Units for a single trust estate or single fiduciary account. You must inform your dealer of any combined purchases before the sale in order to be eligible for the reduced sales charge. Any reduced sales is the responsibility of the party making the sale.

The following persons may purchase Units at the Public Offering Price less the applicable dealer concession:

- Employees, officers and directors of the Sponsor, our related companies, dealers and their affiliates, and vendors providing services to us.

- Immediate family members of the above (spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law, daughters-in-law, brothers-in-law and sisters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons).

If you purchase Units through registered broker/dealers who charge periodic fees for financial planning, investment advisory or asset management services or provide these services as part of an investment account where a comprehensive "wrap fee" charge is imposed, your Units will only be assessed that portion of the sales charge retained by the Sponsor.

                  Distribution of Units

We intend to qualify Units of the Trusts for sale in a number of states. Units will be sold at the current Public Offering Price.

Dealer Concessions.

Dealers and other selling agents can purchase Units at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

            Income and Capital Distributions

Distribution Reinvestment Option. You may elect to have each distribution of income and/or capital reinvested into additional Units of your Trust by notifying the Trustee at least 10 days before any Record Date. Each later distribution of income and/or capital on your Units will be reinvested by the Trustee into additional Units of your Trust. This option may not be available in all states. PLEASE NOTE THAT EVEN IF YOU REINVEST DISTRIBUTIONS, THEY ARE STILL CONSIDERED DISTRIBUTIONS FOR INCOME TAX PURPOSES.

                    Other Information

Supplemental Information.

If you write or call the Trustee, you will receive free of charge supplemental information about this Series, which has been filed with the SEC and to which we have referred throughout. This information states more specific details concerning the nature, structure and risks of this product.

                             FIRST TRUST(R)

                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                         Retail Portfolio Series

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                                 Sponsor:

                          Nike Securities L.P.

                    1001 Warrenville Road, Suite 300
                          Lisle, Illinois 60532
                             1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank

                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520
                          24-Hour Pricing Line:
                             1-800-446-0132

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

     PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE

                            First Trust (R)

                       Retail Growth Trust Series
                     Retail Growth Portfolio Series
                        Retail Portfolio Series

                             The FT Series

                          Information Supplement

This Information Supplement provides additional information concerning the structure, operations and risks of unit investment trusts ("Trusts") contained in the Trusts not found in the prospectus. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("prospectus").

This Information Supplement is dated November 30, 2000. Capitalized terms have been defined in the prospectus.

                            Table of Contents

Risk Factors
   Securities                                                  1
   Dividends                                                   1
Concentration
   Retail                                                      1


Risk Factors

Securities. An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general condition of the relevant stock market may worsen, and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value, as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Both U.S. and foreign markets have experienced substantial volatility and significant declines recently as a result of certain or all of these factors.

Dividends. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy.

Concentration

Retail. An investment in Units of the Trusts should be made with an understanding of the characteristics of the problems and risks such an investment may entail. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration

Page 1

in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Page 2


                      SMALL-CAP GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated July 31, 2000                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of 40 small capitalization companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide above-average capital appreciation potential by investing a Trust's portfolio in common stocks of 40 small capitalization companies which, on the Initial Date of Deposit, the Sponsor believed had substantial growth potential ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Trusts may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                        Percent of     Percent of
Dollar Amount of Transaction            Offering       Net Amount
at Public Offering Price*               Price          Invested
_______________                         __________     __________
$ 50,000 but less than $100,000         0.25%          0.2506%
$100,000 but less than $250,000         0.50%          0.5025%
$250,000 but less than $500,000         1.00%          1.0101%
$500,000 or more                        2.00%          2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      Small-Cap Growth Trust Series

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors











                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 217 BLUE CHIP INTERNATIONAL GROWTH TRUST
SERIES 1

     ENERGY GROWTH TRUST SERIES 3

     INTERNET GROWTH TRUST SERIES 3

     INVESTMENT SERVICES GROWTH TRUST SERIES 2

     RETAIL GROWTH TRUST SERIES 2

     SMALL-CAP GROWTH TRUST SERIES, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 30, 2000.

                     FT 217
                     BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES
                       1
                     ENERGY GROWTH TRUST SERIES 3
                     INTERNET GROWTH TRUST SERIES 3
                     INVESTMENT SERVICES GROWTH TRUST SERIES 2
                     RETAIL GROWTH TRUST SERIES 2
                     SMALL-CAP GROWTH TRUST SERIES
                                    (Registrant)

                     By  NIKE SECURITIES L.P.
                                    (Depositor)


                     By  Robert M. Porcellino
                         Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    November 30, 2000
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )    Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We  consent  to  the  reference to our  firm  under  the  caption
"Experts" and to the use of our report dated November 9, 2000 in this Post-Effective Amendment to the Registration Statement and related Prospectus FT Series dated November 28, 2000.



                                        ERNST & YOUNG LLP





Chicago, Illinois
November 27, 2000